Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deferred Tax Assets Abstract
Bad debt provision		$ 30,085
Tax loss carry forward		84,000
Others		4,074
Deferred tax assets, net		$ 118,159